SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	1 Months Ended
Feb. 28, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	1,333,000
Exercise Price, Granted	$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Feb. 06, 2024
Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Employee Stock Option [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	75,000
Nonemployee Stock Option [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	50,000